TAXATION (Details 3) - CNY (¥)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets, current:
Accrued payroll and other expenses	¥ 598,246
Allowance for doubtful accounts	2,289,830	1,902,811
Deferred government grant income	2,151,411
Others	11,950	19,857
Less: valuation allowance	(3,211,464)	(1,922,668)	¥ (14,696,517)	¥ (13,814,868)
Total current deferred tax assets, net	1,839,973
Deferred tax assets, non-current:
Net operating loss carry forwards	55,724,899	80,068,514
Temporary difference on property and equipment		7,747,308
Amount offset by non-current deferred tax liabilities on property and equipment	(19,111,955)
Less: valuation allowance	(35,963,269)	(87,815,822)	¥ (75,000,610)	¥ (52,333,898)
Total non-current deferred tax assets, net	649,675
Total deferred tax assets, net	2,489,648
Deferred tax liabilities, non-current:
Recognition of intangible assets arisen from business combination	(1,061,542)
Total deferred tax liabilities	¥ (1,061,542)